Financial Risk Management Activities - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Carrying amount	$ 86	$ 147	$ 138
Borrowings
Financial liabilities
Carrying amount	2,033	2,050	2,268
Fair value	2,135	2,084	2,377
Other investments
Financial assets
Carrying amount	170	147	138
Fair value	$ 170	$ 147	$ 140